Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Disaggregation of Revenue From Contracts With Customers	The following table provides information about disaggregated revenue.

EUR'000	2025	2024	2023
Revenue disaggregation
Time charter services and transportation and installation services	490,454	226,545	99,841
Other revenue, including fees earned for early termination of contracts by customers	129,900	22,193	8,781
Total revenue	620,354	248,738	108,622

Schedule of Financial Information by Country and Region	The following table presents financial information by country and region based on the location of the service provided. Individual countries are shown if they are above 10% of revenue.

EUR'000	2025	2024	2023
Total revenue by country and region
Denmark	102,466	51,071	5,431
UK	131,679	68,511	48,880
Germany	60,439	—	—
Poland	58,512	—	—
Rest of Europe	3,575	4,983	54,311
Europe	356,671	124,565	108,622
United States	140,612	87,958	—
Americas	140,612	87,958	—
Taiwan	123,071	36,215	—
Asia	123,071	36,215	—
Total Revenue	620,354	248,738	108,622
The Company’s non-current assets (excluding derivatives) are based on domicile of the legal entity ownership in the following countries/regions:

EUR'000	2025	2024	2023
Non-current assets (excluding derivatives) by country and region
Denmark (country of domicile)	395,881	491,463	430,878
UK	1,158,396	499,070	369,594
Cyprus	1,346,002	663,174	217,788
Rest of Europe	679	—	—
Total Europe	2,900,958	1,653,707	1,018,260
Japan	81,780	88,083	86,484
Taiwan	740	2	26
Total Asia	82,520	88,085	86,510
United States	—	14
Total	2,983,478	1,741,806	1,104,770

Schedule of Contract Backlog	The following table presents the aggregate amount of the revenues expected to be realized in the future from partially or fully unsatisfied performance obligations as we perform under the contracts. We disclose both the value of firm contracts and a contract backlog including options (non-GAAP measure). The values includes all new contracts signed at the reporting date:

EUR million	Within 1 year	After 1 year	Total
Contract Backlog
Firm, excluding options	764	1,627	2,391
Options considered as contingent considerations for revenue recognition purposes	41	146	187
Options not considered as contingent considerations for revenue recognition purposes	41	146	187
Total as of 31 December 2025	846	1,919	2,765
Firm, excluding options	372	1,534	1,906
Options considered as contingent considerations for revenue recognition purposes	28	187	215
Options not considered as contingent considerations for revenue recognition purposes	28	187	215
Total as of 31 December 2024	428	1,908	2,336
Firm, excluding options	176	1,201	1,377
Options considered as contingent considerations for revenue recognition purposes	16	163	179
Options not considered as contingent considerations for revenue recognition purposes	16	163	179
Total as of 31 December 2023	208	1,527	1,735

Schedule of Transaction Price Allocated to Remaining Performance Obligations

EUR'000	2025	2024	2023
Beginning of financial year	47,337	13,881	3,157
Acquisition of businesses	—	—	1,913
Deferred during the period	158,739	45,360	10,670
Recognised as revenue during the period	(46,459)	(11,928)	(1,859)
Exchange differences	—	24	—
Total deferred revenue at end of period	159,617	47,337	13,881
Current	128,716	45,590	12,103
Non-current	30,901	1,747	1,778

Schedule of Performance Obligations	Revenue is generally recognised over time as the service is being provided using a method, depending on what better depicts the progress of each separate performance obligation, as detailed below:

Performance obligations in T&I contracts	Recognition of revenue	Measure of progress
Planning and engineering services to the customer.	Over time	Total costs incurred to date compared with total forecast costs at completion
Transportation of monopiles and secondary steel from supply port to feeder port	Over time	Total time spend compared with total forecast time
Storage and handling of the material used in the installation	Over time	Total time spend compared with total forecast time
Installation of monopiles and secondary steel offshore	Over time	Total time spend compared with total forecast time